Borrowing Arrangements (Details) - Schedule of Convertible Notes - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Borrowing Arrangements (Details) - Schedule of Convertible Notes [Line Items]
Total Notes payable	$ 29,365	$ 28,657	$ 20,403
Debt in CS Solis			3,434
Total notes payable and convertible notes, net	65,205	61,937	64,551
Less current portion	(65,205)	(61,937)	(20,403)
Notes payable and convertible notes, net of current portion			44,148
2018 Bridge Notes [Member]
Borrowing Arrangements (Details) - Schedule of Convertible Notes [Line Items]
Total Notes payable	11,376	11,031	9,780
Revolver Loan [Member]
Borrowing Arrangements (Details) - Schedule of Convertible Notes [Line Items]
Total Notes payable	5,290	5,168	5,000
Secured Credit Facility [Member]
Borrowing Arrangements (Details) - Schedule of Convertible Notes [Line Items]
Total Notes payable	12,699	12,158	5,623
Polar Settlement Agreement [Member]
Borrowing Arrangements (Details) - Schedule of Convertible Notes [Line Items]
Total Notes payable		300
Debt in CS Solis [Member]
Borrowing Arrangements (Details) - Schedule of Convertible Notes [Line Items]
Debt in CS Solis		33,280	25,204
2022 Convertible Notes [Member] | Related Party [Member]
Borrowing Arrangements (Details) - Schedule of Convertible Notes [Line Items]
Debt in CS Solis			$ 15,510